UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-21990

Fidelity Commonwealth Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2022

Item 1.

Reports to Stockholders

Fidelity® Small Cap Enhanced Index Fund

Semi-Annual Report
August 31, 2022

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

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You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary August 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Shockwave Medical, Inc.	0.8
Qualys, Inc.	0.8
ExlService Holdings, Inc.	0.8
Terreno Realty Corp.	0.7
ABM Industries, Inc.	0.7
Texas Roadhouse, Inc. Class A	0.7
Watts Water Technologies, Inc. Class A	0.7
Belden, Inc.	0.7
Atkore, Inc.	0.6
Group 1 Automotive, Inc.	0.6
7.1

Market Sectors (% of Fund's net assets)

Health Care	18.0
Industrials	16.7
Financials	15.7
Information Technology	14.4
Consumer Discretionary	9.2
Energy	6.4
Real Estate	5.6
Materials	3.5
Consumer Staples	3.0
Communication Services	2.9
Utilities	2.3

Asset Allocation (% of Fund's net assets)

Foreign investments - 4.4%

Schedule of Investments August 31, 2022 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 97.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 0.9%
Bandwidth, Inc. (a)	22,716	352,098
Cogent Communications Group, Inc.	23,813	1,268,042
EchoStar Holding Corp. Class A (a)(b)	127,679	2,350,570
IDT Corp. Class B (a)	16,592	424,257
Ooma, Inc. (a)	83,256	1,007,398
		5,402,365
Entertainment - 0.3%
Lions Gate Entertainment Corp.:
Class A (a)(b)	67,285	662,757
Class B (a)	78,702	734,290
		1,397,047
Interactive Media & Services - 1.1%
EverQuote, Inc. Class A (a)	22,163	191,710
Shutterstock, Inc. (b)	30,398	1,684,353
TrueCar, Inc. (a)	216,791	472,604
Vimeo, Inc. (a)	80,413	476,045
Yelp, Inc. (a)	101,518	3,468,870
Zedge, Inc. (a)(b)	20,492	57,992
		6,351,574
Media - 0.2%
John Wiley & Sons, Inc. Class A	11,648	536,157
TEGNA, Inc.	23,373	500,182
		1,036,339
Wireless Telecommunication Services - 0.3%
Telephone & Data Systems, Inc.	96,274	1,566,378
U.S. Cellular Corp. (a)	12,383	354,030
		1,920,408
TOTAL COMMUNICATION SERVICES		16,107,733
CONSUMER DISCRETIONARY - 9.2%
Auto Components - 1.2%
American Axle & Manufacturing Holdings, Inc. (a)	141,928	1,468,955
LCI Industries	15,068	1,745,929
Luminar Technologies, Inc. (a)(b)	20,546	177,107
Modine Manufacturing Co. (a)	63,178	946,406
Patrick Industries, Inc.	4,400	233,068
Standard Motor Products, Inc.	21,433	786,591
The Goodyear Tire & Rubber Co. (a)	107,810	1,512,574
		6,870,630
Automobiles - 0.5%
Winnebago Industries, Inc. (b)	49,058	2,824,760
Distributors - 0.1%
Funko, Inc. (a)	24,802	552,341
Diversified Consumer Services - 0.5%
American Public Education, Inc. (a)	13,696	141,480
Coursera, Inc. (a)	1,245	14,318
Duolingo, Inc. (a)	7,136	670,927
Graham Holdings Co.	1,407	795,560
PowerSchool Holdings, Inc. (a)(b)	12,100	217,800
Stride, Inc. (a)(b)	26,796	1,021,999
		2,862,084
Hotels, Restaurants & Leisure - 1.8%
Bloomin' Brands, Inc.	129,509	2,618,672
Chuy's Holdings, Inc. (a)	8,191	182,905
Hilton Grand Vacations, Inc. (a)	8,021	327,096
International Game Technology PLC (b)	61,541	1,104,046
Texas Roadhouse, Inc. Class A	44,183	3,921,683
Wingstop, Inc. (b)	16,449	1,872,883
		10,027,285
Household Durables - 1.8%
Century Communities, Inc. (b)	45,940	2,144,939
Flexsteel Industries, Inc. (b)	18,297	320,015
Installed Building Products, Inc. (b)	24,476	2,216,547
M.D.C. Holdings, Inc.	8,564	266,169
M/I Homes, Inc. (a)	42,880	1,854,131
Meritage Homes Corp. (a)	25,735	2,016,337
Skyline Champion Corp. (a)	21,703	1,229,909
Taylor Morrison Home Corp. (a)	11,843	297,378
		10,345,425
Internet & Direct Marketing Retail - 0.2%
Quotient Technology, Inc. (a)	289,424	538,329
Revolve Group, Inc. (a)	25,196	591,854
		1,130,183
Leisure Products - 0.4%
Johnson Outdoors, Inc. Class A	14,563	890,382
Nautilus, Inc. (a)	101,906	205,850
Vista Outdoor, Inc. (a)	37,480	1,053,938
		2,150,170
Multiline Retail - 0.1%
Dillard's, Inc. Class A (b)	2,804	830,657
Specialty Retail - 2.4%
Academy Sports & Outdoors, Inc.	8,990	387,289
American Eagle Outfitters, Inc.	70,527	794,134
Asbury Automotive Group, Inc. (a)	6,697	1,168,493
Group 1 Automotive, Inc. (b)	19,939	3,560,906
Lithia Motors, Inc. Class A (sub. vtg.)	6,161	1,635,376
MarineMax, Inc. (a)	42,215	1,534,093
Monro, Inc. (b)	5,600	259,336
Murphy U.S.A., Inc.	2,235	648,530
Sonic Automotive, Inc. Class A (sub. vtg.) (b)	33,740	1,794,631
The Container Store Group, Inc. (a)	73,231	496,506
TravelCenters of America LLC (a)	28,009	1,514,727
		13,794,021
Textiles, Apparel & Luxury Goods - 0.2%
G-III Apparel Group Ltd. (a)	32,620	687,303
Lakeland Industries, Inc. (a)(b)	23,640	319,140
Rocky Brands, Inc.	7,381	192,866
		1,199,309
TOTAL CONSUMER DISCRETIONARY		52,586,865
CONSUMER STAPLES - 3.0%
Beverages - 1.0%
Coca-Cola Bottling Co. Consolidated	5,994	2,843,134
Duckhorn Portfolio, Inc. (a)	29,275	533,976
Primo Water Corp.	153,884	2,022,036
The Vita Coco Co., Inc.	5,500	82,445
		5,481,591
Food & Staples Retailing - 0.8%
Ingles Markets, Inc. Class A	22,660	1,983,430
Natural Grocers by Vitamin Cottage, Inc.	22,015	316,135
Sprouts Farmers Market LLC (a)	51,233	1,480,634
Weis Markets, Inc.	10,616	824,969
		4,605,168
Food Products - 0.8%
Hostess Brands, Inc. Class A (a)	152,889	3,543,967
The Hain Celestial Group, Inc. (a)	23,623	478,602
TreeHouse Foods, Inc. (a)	4,221	196,699
Utz Brands, Inc. Class A (b)	16,163	269,276
		4,488,544
Personal Products - 0.4%
BellRing Brands, Inc. (a)	15,144	358,761
elf Beauty, Inc. (a)	47,077	1,795,046
Herbalife Nutrition Ltd. (a)	12,998	339,118
		2,492,925
TOTAL CONSUMER STAPLES		17,068,228
ENERGY - 6.4%
Energy Equipment & Services - 0.8%
Bristow Group, Inc. (a)(b)	14,184	411,478
Dril-Quip, Inc. (a)	9,169	202,910
Helmerich & Payne, Inc.	11,776	503,424
Nabors Industries Ltd. (a)	15,685	2,078,419
Nabors Industries Ltd. warrants 6/11/26 (a)	10,764	368,667
Oceaneering International, Inc. (a)	92,683	820,245
Patterson-UTI Energy, Inc.	15,233	226,972
U.S. Silica Holdings, Inc. (a)	11,646	163,393
Weatherford International PLC (a)	1,200	33,768
		4,809,276
Oil, Gas & Consumable Fuels - 5.6%
Arch Resources, Inc. (b)	13,750	2,001,725
Centennial Resource Development, Inc. Class A (a)	181,492	1,493,679
Chord Energy Corp.	17,088	2,418,806
CNX Resources Corp. (a)	26,337	465,375
CONSOL Energy, Inc. (b)	24,734	1,775,407
Delek U.S. Holdings, Inc.	63,927	1,805,938
DHT Holdings, Inc.	39,497	308,472
Equitrans Midstream Corp.	259,203	2,402,812
Excelerate Energy, Inc.	12,007	308,340
Frontline Ltd. (NY Shares) (b)	40,183	476,570
Golar LNG Ltd. (a)	109,310	2,980,884
Kosmos Energy Ltd. (a)	139,151	983,798
Magnolia Oil & Gas Corp. Class A	82,863	1,977,940
Matador Resources Co. (b)	11,155	664,838
Murphy Oil Corp.	33,617	1,310,054
PBF Energy, Inc. Class A (a)	47,737	1,630,696
Peabody Energy Corp. (a)	21,829	538,303
Ranger Oil Corp.	13,522	527,223
Scorpio Tankers, Inc.	37,952	1,578,803
SFL Corp. Ltd.	52,372	560,380
SM Energy Co.	31,523	1,389,219
Southwestern Energy Co. (a)	50,234	376,253
Talos Energy, Inc. (a)	31,468	652,332
Uranium Energy Corp. (a)(b)	125,848	568,833
W&T Offshore, Inc. (a)	86,496	562,224
World Fuel Services Corp.	78,000	2,012,400
		31,771,304
TOTAL ENERGY		36,580,580
FINANCIALS - 15.7%
Banks - 9.0%
1st Source Corp.	14,701	693,740
Banc of California, Inc. (b)	47,432	800,652
BancFirst Corp. (b)	5,689	613,616
Banner Corp.	25,088	1,524,347
Berkshire Hills Bancorp, Inc.	954	26,912
Capital City Bank Group, Inc.	2,442	77,973
Cathay General Bancorp	34,993	1,467,606
Central Pacific Financial Corp.	15,802	344,326
Citizens Financial Group, Inc.	74,522	2,733,467
Columbia Banking Systems, Inc. (b)	100,805	3,019,110
Community Bank System, Inc.	23,154	1,513,809
Community Trust Bancorp, Inc.	8,634	364,787
ConnectOne Bancorp, Inc.	6,461	161,719
Eastern Bankshares, Inc.	65,251	1,265,869
Financial Institutions, Inc.	18,529	482,310
First Bancorp, Puerto Rico	112,491	1,608,621
First Commonwealth Financial Corp.	21,662	292,004
First Financial Bankshares, Inc. (b)	81,278	3,455,128
Fulton Financial Corp.	129,759	2,105,989
Great Southern Bancorp, Inc.	27,687	1,627,442
Hancock Whitney Corp.	46,755	2,254,994
Heritage Financial Corp., Washington	11,640	302,524
Home Bancshares, Inc.	18,600	437,658
Lakeland Financial Corp.	3,267	246,136
Mercantile Bank Corp.	3,473	114,887
Metropolitan Bank Holding Corp. (a)	3,428	245,411
Midland States Bancorp, Inc.	11,254	282,363
NBT Bancorp, Inc.	15,882	615,904
Northwest Bancshares, Inc. (b)	71,402	1,004,626
OFG Bancorp	74,770	2,033,744
Old National Bancorp, Indiana (b)	132,285	2,207,837
Park National Corp. (b)	3,633	478,938
Peapack-Gladstone Financial Corp.	13,620	458,585
Preferred Bank, Los Angeles	2,386	161,866
Renasant Corp.	8,476	282,590
S&T Bancorp, Inc.	10,075	298,623
ServisFirst Bancshares, Inc.	24,475	2,064,711
Sierra Bancorp	17,630	365,294
Silvergate Capital Corp. (a)	18,087	1,648,087
Simmons First National Corp. Class A	28,600	674,674
Texas Capital Bancshares, Inc. (a)	10,226	603,641
Tompkins Financial Corp.	5,096	365,077
TowneBank	9,277	264,302
Trico Bancshares	9,000	424,710
Trustmark Corp.	17,356	547,408
UMB Financial Corp.	11,444	1,023,895
United Bankshares, Inc., West Virginia (b)	24,219	898,525
United Community Bank, Inc.	66,565	2,231,924
Univest Corp. of Pennsylvania	15,294	379,291
Veritex Holdings, Inc.	48,816	1,469,850
Washington Federal, Inc.	67,178	2,150,368
Westamerica Bancorp.	14,011	783,915
		51,501,785
Capital Markets - 2.4%
B. Riley Financial, Inc.	20,180	1,004,359
Cohen & Steers, Inc.	4,671	333,416
Focus Financial Partners, Inc. Class A (a)	89,668	3,510,502
Oppenheimer Holdings, Inc. Class A (non-vtg.) (b)	32,816	1,191,221
Stifel Financial Corp.	46,897	2,781,461
StoneX Group, Inc. (a)	27,502	2,553,286
Virtus Investment Partners, Inc.	11,894	2,274,728
		13,648,973
Consumer Finance - 0.6%
Green Dot Corp. Class A (a)	12,200	247,538
LendingClub Corp. (a)	51,484	672,896
Nelnet, Inc. Class A	2,760	232,502
PROG Holdings, Inc. (a)	100,813	1,869,073
Regional Management Corp.	14,475	487,663
		3,509,672
Diversified Financial Services - 0.1%
Compass Diversified Holdings	22,490	469,141
Insurance - 1.5%
American Equity Investment Life Holding Co.	3,151	119,738
Amerisafe, Inc.	20,480	979,354
CNO Financial Group, Inc.	11,860	218,343
Employers Holdings, Inc.	6,553	256,615
Kinsale Capital Group, Inc.	717	181,817
Oscar Health, Inc. (a)	286,993	1,902,764
Selective Insurance Group, Inc.	27,047	2,148,073
Trupanion, Inc. (a)(b)	45,136	3,185,699
		8,992,403
Mortgage Real Estate Investment Trusts - 1.2%
Apollo Commercial Real Estate Finance, Inc.	41,334	481,541
Arbor Realty Trust, Inc.	91,616	1,372,408
Ares Commercial Real Estate Corp.	74,799	986,599
Blackstone Mortgage Trust, Inc.	67,816	1,965,308
Franklin BSP Realty Trust, Inc. (b)	15,712	202,685
Granite Point Mortgage Trust, Inc.	13,520	127,358
Invesco Mortgage Capital, Inc.	27,578	438,214
Ladder Capital Corp. Class A	24,296	268,714
Ready Capital Corp.	56,288	737,373
TPG RE Finance Trust, Inc.	35,104	325,063
		6,905,263
Thrifts & Mortgage Finance - 0.9%
Axos Financial, Inc. (a)	5,214	217,841
Capitol Federal Financial, Inc.	120,046	1,087,617
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	10,356	1,131,289
NMI Holdings, Inc. (a)	38,671	793,916
Provident Financial Services, Inc. (b)	19,246	447,085
Radian Group, Inc.	50,145	1,058,561
Waterstone Financial, Inc.	34,548	597,335
		5,333,644
TOTAL FINANCIALS		90,360,881
HEALTH CARE - 18.0%
Biotechnology - 8.2%
2seventy bio, Inc. (a)	30,403	447,836
4D Molecular Therapeutics, Inc. (a)(b)	19,877	156,233
Adverum Biotechnologies, Inc. (a)	173,968	201,803
Affimed NV (a)	81,785	214,277
Agenus, Inc. (a)	153,334	414,002
Agios Pharmaceuticals, Inc. (a)	11,700	298,350
Akebia Therapeutics, Inc. (a)	396,648	144,499
Akero Therapeutics, Inc. (a)(b)	14,601	171,562
Alector, Inc. (a)	44,330	458,816
Alkermes PLC (a)	50,492	1,195,146
Allakos, Inc. (a)	66,875	324,344
Allovir, Inc. (a)	700	5,257
Amicus Therapeutics, Inc. (a)	89,229	1,002,042
AnaptysBio, Inc. (a)(b)	13,080	303,718
Anavex Life Sciences Corp. (a)(b)	28,899	277,141
Anika Therapeutics, Inc. (a)	8,145	184,077
Apellis Pharmaceuticals, Inc. (a)	15,359	929,373
Arbutus Biopharma Corp. (a)(b)	105,053	233,218
Arcellx, Inc.	16,752	301,033
Arcturus Therapeutics Holdings, Inc. (a)	21,431	300,891
Arcus Biosciences, Inc. (a)	21,636	520,995
Arrowhead Pharmaceuticals, Inc. (a)	15,148	601,527
Assembly Biosciences, Inc. (a)(b)	88,168	164,874
Atara Biotherapeutics, Inc. (a)	82,150	329,422
Atreca, Inc. (a)(b)	71,252	132,529
Beam Therapeutics, Inc. (a)(b)	9,923	541,796
BioCryst Pharmaceuticals, Inc. (a)	33,890	471,071
Biohaven Pharmaceutical Holding Co. Ltd. (a)	9,533	1,423,754
bluebird bio, Inc. (a)(b)	67,273	392,874
Blueprint Medicines Corp. (a)	9,609	703,571
Bolt Biotherapeutics, Inc. (a)(b)	50,695	91,251
BridgeBio Pharma, Inc. (a)	54,734	574,707
C4 Therapeutics, Inc. (a)(b)	33,508	337,761
CareDx, Inc. (a)	16,892	330,914
Catalyst Pharmaceutical Partners, Inc. (a)	44,392	601,068
ChemoCentryx, Inc. (a)	3,143	160,230
Cogent Biosciences, Inc. (a)	28,494	469,866
Coherus BioSciences, Inc. (a)	43,895	490,746
Corbus Pharmaceuticals Holdings, Inc. (a)	248,721	50,142
CTI BioPharma Corp. (a)	55,399	347,906
Cytokinetics, Inc. (a)	11,327	599,878
CytomX Therapeutics, Inc. (a)	106,678	160,017
Deciphera Pharmaceuticals, Inc. (a)	50,081	812,815
Denali Therapeutics, Inc. (a)	14,563	402,958
Eagle Pharmaceuticals, Inc. (a)	7,987	261,734
Editas Medicine, Inc. (a)(b)	33,919	498,609
Eiger Biopharmaceuticals, Inc. (a)	15,410	127,287
Emergent BioSolutions, Inc. (a)	19,152	460,031
EQRx, Inc. (a)	56,689	277,209
Fate Therapeutics, Inc. (a)(b)	9,631	251,754
FibroGen, Inc. (a)	47,225	587,479
Forma Therapeutics Holdings, Inc. (a)	36,150	484,410
Fortress Biotech, Inc. (a)	54,189	55,273
Global Blood Therapeutics, Inc. (a)	5,575	378,543
Gossamer Bio, Inc. (a)(b)	35,737	498,531
Gritstone Bio, Inc. (a)(b)	76,699	252,340
Gt Biopharma, Inc. (a)(b)	32,905	84,895
Halozyme Therapeutics, Inc. (a)	25,584	1,042,036
Harpoon Therapeutics, Inc. (a)(b)	42,867	71,159
Heron Therapeutics, Inc. (a)(b)	86,711	354,648
Homology Medicines, Inc. (a)	41,073	96,111
ImmunoGen, Inc. (a)	126,027	732,217
Infinity Pharmaceuticals, Inc. (a)	169,523	272,932
Insmed, Inc. (a)	43,896	1,080,720
Intellia Therapeutics, Inc. (a)	16,744	1,005,645
Intercept Pharmaceuticals, Inc. (a)(b)	28,209	489,990
Jounce Therapeutics, Inc. (a)	44,697	163,591
Karuna Therapeutics, Inc. (a)	7,332	1,870,100
Karyopharm Therapeutics, Inc. (a)(b)	71,616	362,377
Kezar Life Sciences, Inc. (a)(b)	53,566	550,658
Kiniksa Pharmaceuticals Ltd. (a)(b)	33,545	393,147
Kodiak Sciences, Inc. (a)	36,969	370,060
Kura Oncology, Inc. (a)	41,472	574,802
Madrigal Pharmaceuticals, Inc. (a)	6,675	481,401
Mersana Therapeutics, Inc. (a)	58,869	441,518
MiMedx Group, Inc. (a)	35,812	126,416
Mustang Bio, Inc. (a)(b)	69,880	42,452
Myriad Genetics, Inc. (a)	8,848	197,664
Natera, Inc. (a)	6,577	323,983
Nurix Therapeutics, Inc. (a)	19,137	301,025
Oncternal Therapeutics, Inc. rights (a)(c)	1,148	0
ORIC Pharmaceuticals, Inc. (a)	88,202	305,179
Ovid Therapeutics, Inc. (a)(b)	59,108	118,807
Passage Bio, Inc. (a)	38,538	77,847
Pieris Pharmaceuticals, Inc. (a)(b)	81,145	118,472
Point Biopharma Global, Inc. (a)(b)	42,200	411,450
Precigen, Inc. (a)(b)	127,294	281,320
Prometheus Biosciences, Inc. (a)	15,817	827,387
Protagonist Therapeutics, Inc. (a)	39,500	344,440
PTC Therapeutics, Inc. (a)	24,489	1,222,981
Puma Biotechnology, Inc. (a)	41,309	110,708
RAPT Therapeutics, Inc. (a)	15,640	417,744
REGENXBIO, Inc. (a)	19,724	581,858
Relay Therapeutics, Inc. (a)	17,377	399,150
Rigel Pharmaceuticals, Inc. (a)	123,558	175,452
Rocket Pharmaceuticals, Inc. (a)	21,819	336,231
Sage Therapeutics, Inc. (a)	4,561	171,767
Sangamo Therapeutics, Inc. (a)	75,179	405,967
Selecta Biosciences, Inc. (a)(b)	85,524	160,785
Seres Therapeutics, Inc. (a)	62,770	322,638
Sesen Bio, Inc. (a)	304,482	210,093
Silverback Therapeutics, Inc. (a)(b)	20,944	113,935
Surface Oncology, Inc. (a)(b)	60,289	81,993
Sutro Biopharma, Inc. (a)	49,542	280,408
Syndax Pharmaceuticals, Inc. (a)	25,782	608,713
TCR2 Therapeutics, Inc. (a)	66,033	179,610
TG Therapeutics, Inc. (a)	67,928	484,327
Travere Therapeutics, Inc. (a)	27,024	723,162
Twist Bioscience Corp. (a)(b)	19,351	776,362
Vanda Pharmaceuticals, Inc. (a)	33,738	356,948
Veracyte, Inc. (a)(b)	28,260	576,504
Vir Biotechnology, Inc. (a)	29,090	690,888
Voyager Therapeutics, Inc. (a)(b)	45,215	269,934
Xbiotech, Inc. (a)	12,960	51,970
Xencor, Inc. (a)	21,260	561,051
Zentalis Pharmaceuticals, Inc. (a)	19,677	527,540
		47,122,658
Health Care Equipment & Supplies - 4.1%
Accuray, Inc. (a)(b)	343,316	817,092
Atricure, Inc. (a)	21,450	978,549
Avanos Medical, Inc. (a)	66,936	1,648,634
Cardiovascular Systems, Inc. (a)	18,395	242,998
Cerus Corp. (a)	342,276	1,406,754
Embecta Corp.	7,553	241,092
Figs, Inc. Class A (a)	210,287	2,430,918
Inari Medical, Inc. (a)	6,367	441,551
Invacare Corp. (a)(b)	79,770	69,001
IRadimed Corp.	5,532	185,599
iRhythm Technologies, Inc. (a)	7,220	1,064,589
Lantheus Holdings, Inc. (a)	23,320	1,837,616
LivaNova PLC (a)	4,068	228,825
Merit Medical Systems, Inc. (a)	2,502	148,193
Neogen Corp. (a)(b)	69,841	1,459,677
Novocure Ltd. (a)(b)	5,161	423,873
NuVasive, Inc. (a)	10,214	434,197
Orthofix International NV (a)	23,481	467,272
Shockwave Medical, Inc. (a)	15,678	4,654,145
Staar Surgical Co. (a)	20,835	1,970,783
SurModics, Inc. (a)	44,575	1,501,732
Tactile Systems Technology, Inc. (a)	26,277	216,785
Varex Imaging Corp. (a)	8,096	170,745
Zimvie, Inc. (a)	21,586	328,539
		23,369,159
Health Care Providers & Services - 3.0%
1Life Healthcare, Inc. (a)	9,681	166,610
23andMe Holding Co. Class A (a)(b)	96,489	325,168
Addus HomeCare Corp. (a)	12,002	1,070,818
AMN Healthcare Services, Inc. (a)	12,341	1,266,680
Clover Health Investments Corp. (a)	266,540	695,669
DocGo, Inc. Class A (a)	66,284	676,097
Fulgent Genetics, Inc. (a)	17,634	766,550
Hims & Hers Health, Inc. (a)(b)	255,111	1,622,506
Invitae Corp. (a)(b)	173,555	527,607
LHC Group, Inc. (a)	3,342	539,633
National Healthcare Corp.	25,059	1,740,348
Option Care Health, Inc. (a)	44,911	1,390,445
Owens & Minor, Inc.	42,004	1,239,538
Patterson Companies, Inc. (b)	109,459	3,052,812
Privia Health Group, Inc. (a)	8,419	334,992
The Ensign Group, Inc.	17,916	1,528,235
		16,943,708
Health Care Technology - 0.6%
Computer Programs & Systems, Inc. (a)	14,296	436,171
Health Catalyst, Inc. (a)	22,169	266,028
HealthStream, Inc. (a)	20,733	458,821
MultiPlan Corp. Class A (a)(b)	128,043	450,711
Nextgen Healthcare, Inc. (a)	122,800	2,104,792
		3,716,523
Life Sciences Tools & Services - 0.8%
AbCellera Biologics, Inc. (a)	67,697	723,004
Adaptive Biotechnologies Corp. (a)	51,611	460,370
Berkeley Lights, Inc. (a)	57,506	211,047
Codexis, Inc. (a)	52,093	365,172
MaxCyte, Inc. (a)	37,815	196,638
Medpace Holdings, Inc. (a)	8,940	1,319,633
Nanostring Technologies, Inc. (a)	33,876	459,359
Pacific Biosciences of California, Inc. (a)	84,897	497,496
Quanterix Corp. (a)	43,055	402,564
		4,635,283
Pharmaceuticals - 1.3%
Aclaris Therapeutics, Inc. (a)	19,383	308,384
Amneal Pharmaceuticals, Inc. (a)	77,432	168,027
Amphastar Pharmaceuticals, Inc. (a)	17,943	531,113
Arvinas Holding Co. LLC (a)	6,125	259,333
Atea Pharmaceuticals, Inc. (a)	39,227	294,203
Axsome Therapeutics, Inc. (a)	2,293	146,293
Corcept Therapeutics, Inc. (a)	36,938	953,739
Edgewise Therapeutics, Inc. (a)	12,950	130,536
Endo International PLC (a)	733,466	78,481
Intra-Cellular Therapies, Inc. (a)	16,524	830,496
Nektar Therapeutics (a)	69,233	272,778
NGM Biopharmaceuticals, Inc. (a)	20,502	289,283
Odonate Therapeutics, Inc. (a)(b)	72,556	108,834
Oramed Pharmaceuticals, Inc. (a)(b)	24,182	206,998
Pacira Biosciences, Inc. (a)	6,696	351,406
Prestige Brands Holdings, Inc. (a)	18,756	948,678
Supernus Pharmaceuticals, Inc. (a)	21,574	738,478
Theravance Biopharma, Inc. (a)	57,914	521,805
Tricida, Inc. (a)(b)	33,780	422,926
WAVE Life Sciences (a)	41,740	123,968
		7,685,759
TOTAL HEALTH CARE		103,473,090
INDUSTRIALS - 16.7%
Aerospace & Defense - 0.8%
AAR Corp. (a)	20,645	885,258
Astronics Corp. (a)	47,850	440,699
Parsons Corp. (a)	79,816	3,302,786
		4,628,743
Air Freight & Logistics - 0.5%
Forward Air Corp. (b)	18,224	1,768,457
Hub Group, Inc. Class A (a)	14,394	1,148,785
		2,917,242
Airlines - 0.4%
Mesa Air Group, Inc. (a)	87,564	212,781
SkyWest, Inc. (a)	97,090	2,067,046
		2,279,827
Building Products - 1.1%
Apogee Enterprises, Inc.	32,469	1,326,034
Masonite International Corp. (a)	27,315	2,234,913
Quanex Building Products Corp.	3,900	86,970
Resideo Technologies, Inc. (a)	71,708	1,492,961
UFP Industries, Inc.	12,654	1,004,601
		6,145,479
Commercial Services & Supplies - 1.8%
ABM Industries, Inc.	85,209	3,953,698
ACCO Brands Corp.	47,180	279,777
Brady Corp. Class A	4,400	204,776
Cimpress PLC (a)	19,305	648,262
HNI Corp.	11,520	368,640
Kimball International, Inc. Class B	61,035	466,918
The Brink's Co.	42,128	2,328,836
The GEO Group, Inc. (a)	235,505	1,926,431
		10,177,338
Construction & Engineering - 1.9%
API Group Corp. (a)	15,762	245,099
Arcosa, Inc.	29,288	1,711,884
Comfort Systems U.S.A., Inc.	10,437	1,047,249
Construction Partners, Inc. Class A (a)	9,831	287,655
Dycom Industries, Inc. (a)	5,202	583,248
EMCOR Group, Inc.	26,182	3,113,563
Fluor Corp. (a)	54,824	1,449,547
MYR Group, Inc. (a)	25,396	2,360,304
		10,798,549
Electrical Equipment - 2.6%
Atkore, Inc. (a)	43,032	3,632,331
AZZ, Inc.	70,924	3,022,072
Encore Wire Corp.	16,994	2,210,919
EnerSys	20,040	1,249,895
Enovix Corp. (a)	8,000	176,960
GrafTech International Ltd.	41,429	243,603
Preformed Line Products Co. (b)	12,841	999,030
Regal Rexnord Corp.	10,337	1,422,268
Stem, Inc. (a)(b)	89,393	1,405,258
Vicor Corp. (a)	10,820	769,735
		15,132,071
Machinery - 2.3%
Gorman-Rupp Co.	6,777	178,981
Hillman Solutions Corp. Class A (a)(b)	125,461	1,052,618
Hurco Companies, Inc.	20,022	485,934
Hyster-Yale Materials Handling Class A (b)	16,836	490,433
Kennametal, Inc.	105,633	2,476,038
L.B. Foster Co. Class A (a)	6,670	87,377
Mueller Industries, Inc.	39,761	2,511,702
Proto Labs, Inc. (a)	34,047	1,307,405
Tennant Co. (b)	4,980	300,543
Titan International, Inc. (a)	51,108	717,045
Watts Water Technologies, Inc. Class A	27,693	3,836,034
		13,444,110
Marine - 0.4%
Matson, Inc.	29,412	2,166,488
Safe Bulkers, Inc.	126,812	404,530
		2,571,018
Professional Services - 1.6%
ASGN, Inc. (a)	7,415	717,031
CRA International, Inc.	5,415	494,985
Heidrick & Struggles International, Inc.	25,016	711,955
Kforce, Inc.	25,862	1,415,169
Korn Ferry	9,668	588,975
TriNet Group, Inc. (a)	30,914	2,547,314
TrueBlue, Inc. (a)	30,643	629,407
Upwork, Inc. (a)	103,437	1,799,804
		8,904,640
Road & Rail - 1.2%
ArcBest Corp.	6,103	491,475
Marten Transport Ltd.	88,584	1,754,849
Saia, Inc. (a)	12,243	2,532,220
TuSimple Holdings, Inc. (a)(b)	58,500	420,615
Werner Enterprises, Inc.	35,647	1,418,394
		6,617,553
Trading Companies & Distributors - 2.1%
Applied Industrial Technologies, Inc.	5,348	566,995
Boise Cascade Co.	31,008	1,932,729
Global Industrial Co.	38,077	1,145,356
GMS, Inc. (a)	39,204	1,889,633
H&E Equipment Services, Inc.	5,563	176,125
Rush Enterprises, Inc. Class A	52,742	2,482,039
Titan Machinery, Inc. (a)	80,829	2,487,917
Transcat, Inc. (a)	2,850	211,157
Veritiv Corp. (a)	8,700	1,036,953
		11,928,904
TOTAL INDUSTRIALS		95,545,474
INFORMATION TECHNOLOGY - 14.4%
Communications Equipment - 0.7%
CommScope Holding Co., Inc. (a)	31,845	359,849
Digi International, Inc. (a)	9,634	318,982
Extreme Networks, Inc. (a)	243,550	3,490,072
		4,168,903
Electronic Equipment & Components - 2.6%
Belden, Inc.	57,544	3,767,981
Benchmark Electronics, Inc.	58,176	1,596,931
CTS Corp.	7,811	330,562
Daktronics, Inc. (a)	21,956	70,259
Fabrinet (a)	12,639	1,299,795
Itron, Inc. (a)	8,003	380,783
Kimball Electronics, Inc. (a)	68,148	1,467,908
PC Connection, Inc.	18,741	931,053
Rogers Corp. (a)	1,739	435,654
Sanmina Corp. (a)	16,387	795,097
ScanSource, Inc. (a)	40,881	1,184,323
TTM Technologies, Inc. (a)	18,200	286,286
Vishay Intertechnology, Inc.	105,313	2,071,507
		14,618,139
IT Services - 2.0%
AvidXchange Holdings, Inc.	138,968	1,082,561
Conduent, Inc. (a)	157,149	642,739
CSG Systems International, Inc.	38,990	2,255,572
ExlService Holdings, Inc. (a)	25,945	4,351,236
Grid Dynamics Holdings, Inc. (a)	15,364	310,506
Marqeta, Inc. Class A (a)	184,852	1,439,997
Perficient, Inc. (a)	7,561	590,514
Remitly Global, Inc.	65,018	715,198
		11,388,323
Semiconductors & Semiconductor Equipment - 2.8%
Amkor Technology, Inc.	18,372	369,828
Axcelis Technologies, Inc. (a)	7,685	514,434
Diodes, Inc. (a)	31,916	2,271,462
Entegris, Inc.	25,886	2,456,064
Impinj, Inc. (a)(b)	11,388	1,016,721
Kulicke & Soffa Industries, Inc.	34,255	1,440,080
Lattice Semiconductor Corp. (a)	49,702	2,678,938
MACOM Technology Solutions Holdings, Inc. (a)	11,962	659,704
MaxLinear, Inc. Class A (a)	14,250	512,003
Photronics, Inc. (a)	74,441	1,250,609
Semtech Corp. (a)	63,606	2,937,961
		16,107,804
Software - 5.7%
8x8, Inc. (a)(b)	190,664	993,359
Agilysys, Inc. (a)	49,198	2,546,980
Appian Corp. Class A (a)(b)	28,941	1,357,333
Box, Inc. Class A (a)	95,576	2,461,082
CommVault Systems, Inc. (a)	42,836	2,325,566
Couchbase, Inc. (a)(b)	16,670	276,555
Domo, Inc. Class B (a)	96,052	1,849,962
Momentive Global, Inc. (a)	76,866	544,980
Pagerduty, Inc. (a)	32,511	846,586
Progress Software Corp. (b)	59,823	2,879,281
Qualys, Inc. (a)	30,572	4,643,887
SecureWorks Corp. (a)	33,777	351,281
Sprout Social, Inc. (a)	45,200	2,713,808
SPS Commerce, Inc. (a)	27,336	3,338,272
Sumo Logic, Inc. (a)	22,491	197,471
Tenable Holdings, Inc. (a)	75,701	2,998,517
Upland Software, Inc. (a)	36,104	378,009
Yext, Inc. (a)	248,178	1,104,392
Zuora, Inc. (a)	113,288	870,052
		32,677,373
Technology Hardware, Storage & Peripherals - 0.6%
Avid Technology, Inc. (a)	13,014	355,933
Diebold Nixdorf, Inc. (a)	78,684	273,820
Super Micro Computer, Inc. (a)	45,660	2,971,553
		3,601,306
TOTAL INFORMATION TECHNOLOGY		82,561,848
MATERIALS - 3.5%
Chemicals - 1.4%
AdvanSix, Inc.	27,302	989,971
American Vanguard Corp.	15,345	305,826
Ecovyst, Inc.	43,977	406,347
FutureFuel Corp.	47,346	345,152
H.B. Fuller Co.	17,248	1,118,705
Hawkins, Inc.	2,118	81,162
Innospec, Inc.	8,229	769,082
Livent Corp. (a)(b)	21,789	701,170
Mativ, Inc. (b)	28,987	684,673
Rayonier Advanced Materials, Inc. (a)	56,261	254,300
Sensient Technologies Corp.	7,578	603,739
Stepan Co.	16,499	1,719,691
		7,979,818
Containers & Packaging - 0.5%
Greif, Inc. Class A (b)	9,827	658,900
Myers Industries, Inc.	123,140	2,379,065
		3,037,965
Metals & Mining - 1.4%
Alpha Metallurgical Resources	2,039	320,429
ATI, Inc. (a)	31,164	932,739
Commercial Metals Co.	87,802	3,556,859
Constellium NV (a)	69,542	926,299
Olympic Steel, Inc.	20,524	540,192
Ryerson Holding Corp. (b)	37,444	1,067,154
Schnitzer Steel Industries, Inc. Class A	13,195	435,963
SunCoke Energy, Inc.	59,763	393,838
		8,173,473
Paper & Forest Products - 0.2%
Sylvamo Corp.	20,614	916,086
TOTAL MATERIALS		20,107,342
REAL ESTATE - 5.6%
Equity Real Estate Investment Trusts (REITs) - 5.6%
Alexanders, Inc.	1,922	455,322
American Assets Trust, Inc.	56,847	1,578,073
Apple Hospitality (REIT), Inc.	25,426	404,528
Ashford Hospitality Trust, Inc. (a)	87,215	800,634
Brandywine Realty Trust (SBI)	112,194	900,918
CareTrust (REIT), Inc.	15,695	338,070
Chatham Lodging Trust (a)	14,547	176,892
EastGroup Properties, Inc.	15,858	2,617,046
Empire State Realty Trust, Inc.	19,446	135,539
Equity Commonwealth	32,936	866,546
Essential Properties Realty Trust, Inc.	149,101	3,375,647
Four Corners Property Trust, Inc.	103,685	2,788,090
Global Net Lease, Inc.	160,699	2,212,825
Kite Realty Group Trust	81,339	1,574,723
National Storage Affiliates Trust	57,052	2,882,267
Necessity Retail (REIT), Inc./The	124,263	927,002
Outfront Media, Inc.	43,419	768,516
Piedmont Office Realty Trust, Inc. Class A	15,835	186,536
Retail Opportunity Investments Corp.	52,261	875,372
RLJ Lodging Trust	37,538	452,708
SITE Centers Corp.	97,945	1,269,367
Stag Industrial, Inc.	34,723	1,069,468
Summit Hotel Properties, Inc.	36,328	285,538
Terreno Realty Corp.	66,051	4,028,450
Universal Health Realty Income Trust (SBI)	15,526	790,118
Xenia Hotels & Resorts, Inc. (a)	13,452	213,349
		31,973,544
UTILITIES - 2.3%
Electric Utilities - 0.8%
Otter Tail Corp. (b)	31,000	2,341,740
PNM Resources, Inc.	5,638	267,410
Portland General Electric Co.	42,902	2,216,746
		4,825,896
Gas Utilities - 0.3%
Brookfield Infrastructure Corp. A Shares	13,792	656,499
New Jersey Resources Corp.	7,961	351,399
Northwest Natural Holding Co.	6,600	314,226
South Jersey Industries, Inc.	5,497	186,073
		1,508,197
Independent Power and Renewable Electricity Producers - 1.1%
Altus Power, Inc. Class A (a)	14,403	150,943
Clearway Energy, Inc.:
Class A	66,294	2,285,817
Class C	33,316	1,236,024
Ormat Technologies, Inc. (b)	9,399	878,619
Sunnova Energy International, Inc. (a)	68,049	1,716,196
		6,267,599
Water Utilities - 0.1%
American States Water Co. (b)	7,038	583,943
TOTAL UTILITIES		13,185,635
TOTAL COMMON STOCKS (Cost $551,153,498)		559,551,220

Nonconvertible Preferred Stocks - 0.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.1%
Entertainment - 0.1%
AMC Entertainment Holdings, Inc. (a)(b) (Cost $604,061)	107,972	527,983

Money Market Funds - 11.1%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (d)	12,317,895	12,320,359
Fidelity Securities Lending Cash Central Fund 2.34% (d)(e)	51,104,111	51,109,222
TOTAL MONEY MARKET FUNDS (Cost $63,427,335)		63,429,581

TOTAL INVESTMENT IN SECURITIES - 108.8% (Cost $615,184,894)	623,508,784
NET OTHER ASSETS (LIABILITIES) - (8.8)%	(50,365,969)
NET ASSETS - 100.0%	573,142,815

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	130	Sep 2022	11,989,900	425,822	425,822

The notional amount of futures purchased as a percentage of Net Assets is 2.1%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	7,208,320	38,947,131	33,835,092	55,340	-	-	12,320,359	0.0%
Fidelity Securities Lending Cash Central Fund 2.34%	111,488,782	130,209,216	190,588,776	74,319	-	-	51,109,222	0.1%
Total	118,697,102	169,156,347	224,423,868	129,659	-	-	63,429,581

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	16,635,716	16,635,716	-	-
Consumer Discretionary	52,586,865	52,586,865	-	-
Consumer Staples	17,068,228	17,068,228	-	-
Energy	36,580,580	36,580,580	-	-
Financials	90,360,881	90,360,881	-	-
Health Care	103,473,090	103,473,090	-	-
Industrials	95,545,474	95,545,474	-	-
Information Technology	82,561,848	82,561,848	-	-
Materials	20,107,342	20,107,342	-	-
Real Estate	31,973,544	31,973,544	-	-
Utilities	13,185,635	13,185,635	-	-

Money Market Funds	63,429,581	63,429,581	-	-
Total Investments in Securities:	623,508,784	623,508,784	-	-
Derivative Instruments:

Assets
Futures Contracts	425,822	425,822	-	-
Total Assets	425,822	425,822	-	-
Total Derivative Instruments:	425,822	425,822	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	425,822	0
Total Equity Risk	425,822	0
Total Value of Derivatives	425,822	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements
Statement of Assets and Liabilities
		August 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $49,466,299) - See accompanying schedule:	$560,079,203
Unaffiliated issuers (cost $551,757,559)
Fidelity Central Funds (cost $63,427,335)	63,429,581

Total Investment in Securities (cost $615,184,894)		$623,508,784
Segregated cash with brokers for derivative instruments		715,000
Receivable for investments sold		6,377
Receivable for fund shares sold		111,748
Dividends receivable		496,218
Distributions receivable from Fidelity Central Funds		34,876
Other receivables		19,669
Total assets		624,892,672
Liabilities
Payable for fund shares redeemed	$293,858
Accrued management fee	276,650
Payable for daily variation margin on futures contracts	76,050
Other payables and accrued expenses	222
Collateral on securities loaned	51,103,077
Total Liabilities		51,749,857
Net Assets		$573,142,815
Net Assets consist of:
Paid in capital		$582,671,299
Total accumulated earnings (loss)		(9,528,484)
Net Assets		$573,142,815
Net Asset Value , offering price and redemption price per share ($573,142,815 ÷ 46,650,178 shares)		$12.29

Statement of Operations
		Six months ended August 31, 2022 (Unaudited)
Investment Income
Dividends		$4,309,784
Interest		2,043
Income from Fidelity Central Funds (including $74,319 from security lending)		129,659
Total Income		4,441,486
Expenses
Management fee	$1,645,574
Independent trustees' fees and expenses	969
Total expenses before reductions	1,646,543
Expense reductions	(130)
Total expenses after reductions		1,646,413
Net Investment income (loss)		2,795,073
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(13,051,506)
Futures contracts	(850,129)
Total net realized gain (loss)		(13,901,635)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(45,776,771)
Futures contracts	255,751
Total change in net unrealized appreciation (depreciation)		(45,521,020)
Net gain (loss)		(59,422,655)
Net increase (decrease) in net assets resulting from operations		$(56,627,582)

Statement of Changes in Net Assets

	Six months ended August 31, 2022 (Unaudited)	Year ended February 28, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,795,073	$3,022,029
Net realized gain (loss)	(13,901,635)	147,858,610
Change in net unrealized appreciation (depreciation)	(45,521,020)	(162,304,136)
Net increase (decrease) in net assets resulting from operations	(56,627,582)	(11,423,497)
Distributions to shareholders	(23,560,225)	(128,801,439)
Share transactions
Proceeds from sales of shares	26,967,959	162,033,486
Reinvestment of distributions	22,327,912	121,633,024
Cost of shares redeemed	(51,132,826)	(177,404,543)
Net increase (decrease) in net assets resulting from share transactions	(1,836,955)	106,261,967
Total increase (decrease) in net assets	(82,024,762)	(33,962,969)

Net Assets
Beginning of period	655,167,577	689,130,546
End of period	$573,142,815	$655,167,577

Other Information
Shares
Sold	2,128,631	9,267,659
Issued in reinvestment of distributions	1,699,232	8,198,504
Redeemed	(4,057,793)	(10,434,032)
Net increase (decrease)	(229,930)	7,032,131

Fidelity® Small Cap Enhanced Index Fund

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$13.98	$17.29	$11.31	$12.57	$13.81	$14.32
Income from Investment Operations
Net investment income (loss) B,C	.06	.07	.08	.12	.11	.12
Net realized and unrealized gain (loss)	(1.24)	(.20)	5.99	(1.26)	.31	.56
Total from investment operations	(1.18)	(.13)	6.07	(1.14)	.42	.68
Distributions from net investment income	-	(.07)	(.09)	(.12)	(.12)	(.13)
Distributions from net realized gain	(.51)	(3.11)	-	-	(1.54)	(1.06)
Total distributions	(.51)	(3.18)	(.09)	(.12)	(1.66)	(1.19)
Net asset value, end of period	$12.29	$13.98	$17.29	$11.31	$12.57	$13.81
Total Return D,E	(8.70)%	(1.64)%	53.78%	(9.18)%	4.01%	4.95%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.55% H	.63%	.64%	.64%	.64%	.64%
Expenses net of fee waivers, if any	.55% H	.63%	.64%	.64%	.64%	.64%
Expenses net of all reductions	.55% H	.63%	.64%	.64%	.64%	.64%
Net investment income (loss)	.93% H	.41%	.62%	.94%	.84%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$573,143	$655,168	$689,131	$515,960	$701,171	$762,811
Portfolio turnover rate I	105% H	96%	44%	79%	88%	100%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended August 31, 2022

1. Organization.
Fidelity Small Cap Enhanced Index Fund (the Fund) is a fund of Fidelity Commonwealth Trust II (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   futures contracts, passive foreign investment companies (PFIC), partnerships and   losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$ 85,561,433
Gross unrealized depreciation	(81,662,069)
Net unrealized appreciation (depreciation)	$ 3,899,364
Tax cost	$ 620,035,242

The Fund elected to defer to its next fiscal year approximately $4,389,821 of capital losses recognized during the period November 1, 2021 to February 28, 2022.

The Fund elected to defer to its next fiscal year approximately $330,636 of ordinary losses recognized during the period January 1, 2022 to February 28, 2022.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Investment objectives allow a fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Small Cap Enhanced Index Fund	310,262,985	332,481,501
5. Fees and Other Transactions with Affiliates.
Management Fee . Fidelity Management & Research Company LLC(the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The Fund pays an all-inclusive management fee based on annual rate of .55% of the Fund's average net assets; and the investment adviser pays all ordinary operating expenses of the Fund, except fees and expenses of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Sub-Adviser. Geode Capital Management, LLC (Geode), served as sub-adviser for the Fund. Geode provided discretionary investment advisory services to the Fund and was paid by the investment adviser for providing these services. Effective after the close of business on March 18, 2022, Geode transitioned the management of assets and investment advisory services to the investment adviser.

Brokerage Commissions.   A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:
Amount
Fidelity Small Cap Enhanced Index Fund	$ 1,808

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Small Cap Enhanced Index Fund	5,591,214	8,502,321	(434,542)
6. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Small Cap Enhanced Index Fund	$ 7,253	$ 4,204	$-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $130.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2022 to August 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During Period- C March 1, 2022 to August 31, 2022

Fidelity® Small Cap Enhanced Index Fund	.55%
Actual		$ 1,000	$ 913.00	$ 2.65
Hypothetical- B		$ 1,000	$ 1,022.43	$ 2.80

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Small Cap Enhanced Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) (the Advisory Contract) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contract throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contract, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contract. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contract. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contract for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contract was fair and reasonable. The Board's decision to renew the Advisory Contract was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contract, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.   The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staffs, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. The Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the investment adviser about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of the fund compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and its benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2021, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Small Cap Enhanced Index Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contract should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board. Because the vast majority of competitor funds' management fees do not cover expenses beyond portfolio management, in prior years, the fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by FMR for expenses beyond portfolio management (including transfer agent fees, pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. Given the fund's competitive management fee rates, Fidelity no longer calculates a hypothetical net management fee for the fund and, as a result, the chart does not include a hypothetical net management fee for periods after 2017.

Fidelity Small Cap Enhanced Index Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021.

The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's all-inclusive fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by the investment adviser under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison for the fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the fund's total net expense ratio ranked below the similar sales load structure group competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2021.

Fees Charged to Other Clients. The Board also considered fee structures applicable to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.   The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.   The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.   In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contract should be renewed.

1.9885267.105
SCE-SANN-1022

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Commonwealth Trust II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust II’s (the “Trust”) disclosure controls and procedures

(as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust II

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 20, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 20, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 20, 2022